UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1.	Schedule of Investments

MoneyMart Assets, Inc.

Schedule of Investments

as of March 31, 2007 (Unaudited)

Principal Amount (000)	Description	Value
Certificates Of Deposit 3.4%
	Barclays Bank PLC
3,900	5.44%, 6/4/07	$3,899,669
7,200	5.705%, 6/28/07	7,203,941
	Deutsche Bank AG
6,165	5.29%, 4/11/07	6,165,000
	Nordea Bank AB
12,000	5.70%, 6/28/07, 144A	12,000,000

		29,268,610

Commercial Paper 41.7%
	Allianz Finance Corp., 144A
5,000	5.25%, 6/22/07(a)	4,940,208
	Amsterdam Funding Corp., 144A
2,200	5.28%, 4/18/07(a)	2,194,515
	Bank of America Corp.
14,887	5.25%, 4/2/07(a)	14,884,829
	Barton Capital Corp., 144A
1,926	5.28%, 4/17/07(a)	1,921,480
	Citigroup Funding Inc.
12,000	5.24%, 6/08/07(a)	11,881,227
31,500	5.25%, 6/15/07(a)	31,155,797
	Edison Asset Securitization LLC, 144A
27,000	5.20%, 7/30/07(a)	26,532,000
	Falcon Asset Securitization Corp., 144A
15,000	5.275%, 5/14/07(a)	14,905,490
	General Electric Capital Corp.
19,000	5.16%, 10/26/07(a)	18,433,547
20,000	5.20%, 7/23/07(a)	19,673,556
	Kredietbank NA
36,000	5.225%, 6/5/07(a)	35,660,375
	Long Lane Master Tr., 144A
7,000	5.25%, 6/08/07(a)	6,930,583
12,000	5.28%, 4/16/07(a)	11,973,600
	Park Granada LLC, 144A
15,000	5.28%, 4/11/07(a)	14,978,000
7,000	5.30%, 4/30/07(a)	6,970,114
15,000	5.32%, 4/20/07(a)	14,957,883
	Pepsi Bottling Group, 144A
4,676	5.55%, 4/2/07(a)	4,675,279
	Prudential PLC, 144A
20,000	5.10%, 2/11/08(a)	19,104,667
	Sheffield Receivables Corp., 144A
15,000	5.26%, 4/5/07(a)	14,991,233
24,000	5.27%, 4/19/07(a)	23,936,760
	Swedbank Mortgage AB
8,000	5.15%, 9/13/07(a)	7,811,167
	Triple A One Funding Corp., 144A
7,526	5.27%, 4/12/07(a)	7,513,881

	Tulip Funding Corp., 144A
10,000	5.30%, 4/05/07(a)	9,994,111
10,000	5.30%, 4/25/07(a)	9,964,667
3,000	5.30%, 4/26/07(a)	2,988,958
4,000	5.31%, 4/27/07(a)	3,984,660
8,000	5.32%, 4/30/07(a)	7,965,716
	UBS Finance Delaware LLC
12,000	5.27%, 4/4/07(a)	11,994,730

		362,919,033

Loan Participation 2.5%
	Cargill Global Funding PLC
11,000	5.32%, 4/30/07(c)(e) (cost: $11,000,000; purchased 3/30/07)	11,000,000
	Cargill, Inc.
6,000	5.31%, 4/30/07(c)(e) (cost: $6,000,000; purchased 3/29/07)	6,000,000
	Caterpillar, Inc.
5,000	5.31%, 4/27/07(c)(e) (cost: $5,000,000; purchased 3/29/07)	5,000,000

		22,000,000

Municipal Bonds 3.8%
	Fulton County Development Authority
3,100	5.37%, 4/5/07(d)	3,100,000
	Los Angeles Department of Water & Power
10,000	5.32%, 4/4/07(d)	10,000,000
	North Texas Higher Education Authority
20,000	5.32%, 4/4/07(d)	20,000,000

		33,100,000

Other Corporate Obligations 48.7%
	American Express Credit Corp. MTN
42,500	5.42%, 3/5/08(b)	42,499,999
	Caterpillar Financial Services Corp. MTN
6,000	5.29%, 4/08/08(b)	6,000,000
	Depfa Bank PLC, 144A
6,000	5.395%, 3/14/08(b)	6,000,138
	General Electric Capital Corp. MTN
5,000	5.445%, 10/17/07(b)	5,000,000
	HSBC Finance Corp. MTN
10,000	5.33%, 4/4/08(b)	10,000,000
	HSBC USA, Inc. MTN
30,000	5.32%, 4/15/08(b)	30,000,000
	Irish Life & Permanent PLC, MTN, 144A
40,000	5.36%, 4/21/08(b)	39,999,158
	JP Morgan Chase & Co. MTN
15,000	5.29%, 4/2/08(b)	15,000,000
	Kommunalkredit Austria AG, 144A
5,000	5.34%, 4/22/08(b)	5,000,000
	Merrill Lynch & Co., Inc. MTN
43,000	5.57%, 7/11/07(b)	42,999,999
	Metropolitan Life Insurance Co.
14,000	5.38%, 4/2/07(b)(c)(e) (cost: $ 14,000,000; purchased 10/2/06)	14,000,000
	Morgan Stanley Dean Witter Co. MTN
38,800	5.36%, 4/3/08(b)	38,800,000

	Nationwide Building Society, 144A
30,000	5.43%, 4/28/08(b)	30,010,764
	Nordea Bank AB, 144A
30,000	5.33%, 4/11/08(b)	30,000,000
	Pacific Life Insurance Co.
1,000	5.47%, 7/13/07(b)(c)(e) (cost: $1,000,000; purchased 6/15/06)	1,000,000
	Skandinaviska Enskilda Banken AB, 144A
40,000	5.32%, 4/18/08(b)	40,000,000
	Wells Fargo & Co.
35,000	5.31%, 4/3/08(b)	35,000,000
	Westpac Banking Corp. MTN
32,000	5.40%, 4/11/08(b)	32,000,000

		423,310,058

	Total Investments 100.1% (amortized cost $870,597,701)(f)	870,597,701

	Liabilities in excess of other assets (0.1%)	(1,124,263)

	Net Assets 100.0%	$869,473,438

MTN – Medium Term Note.

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at March 31, 2007.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(e)	Indicates a restricted security; the aggregate cost and value of restricted securities is $37,000,000 and represents 4.3% of net assets.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Notes to Schedule of Investments (Unaudited)

Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value is determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2007

*	Print the name and title of each signing officer under his or her signature.